ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Parent's Condensed Balance Sheets
	As of December 31,
	2016	2017
Assets
Current assets
Cash and cash equivalents	$139	$89
Amount due from subsidiaries	178,083	145,850
Other current assets	3,825	1,919

Total current assets	182,047	147,858

Non-current assets
Investment in subsidiaries	86,896	-

TOTAL ASSETS	268,943	147,858

Liabilities
Current liabilities
Accrued expenses and other current liabilities	206	209

Total liabilities	206	209

Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2016 and 2017; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2016 and 2017; 125,629,779 shares and 125,629,779 shares outstanding as of December 31, 2016 and 2017, respectively)	128	128
Additional paid-in capital	287,094	286,739
Treasury stock (2,032,278 and 2,032,278 shares as of December 31, 2016 and 2017, respectively)	(2,351)	(2,351)
Accumulated deficits	(15,842)	(172,318)
Accumulated other comprehensive (loss) income	(292)	35,451

Total equity	268,737	147,649

TOTAL LIABILITIES AND EQUITY	$268,943	$147,858

Schedule of Parent's Condensed Statements of Operations
	For the years ended December 31,
	2015	2016	2017
Operating expenses
Selling and marketing	$-	$(8)	$-
General and administrative	(2,070)	(2,356)	(468)

Total operating expenses	(2,070)	(2,364)	(468)
Other income (loss), net	-	548	(5)
Investment income (loss) in subsidiaries	151,717	(63,809)	(156,003)

Net income (loss) attributable to holders of ordinary shares	$149,647	$(65,625)	$(156,476)

Schedule of Parents' Condensed Statements of Comprehensive Income/Loss
	For the years ended December 31,
	2015	2016	2017

Net income (loss)	$149,647	$(65,625)	$(156,476)
Other comprehensive (loss) income, net of tax:
Change in cumulative foreign currency translation adjustment	(10,887)	(23,220)	35,743

Comprehensive income (loss) attributable to Parent Company	$138,760	$(88,845)	$(120,733)

Schedule of Parent's Condensed Statements of Changes in Equity
						Accumulated
			Additional		(Accumulated deficits)	other
	Ordinary shares		paid-in	Treasury	retained	comprehensive	Total
	Shares	Amount	capital	stock	earnings	Income (loss)	equity
Balance as of January 1, 2015	119,942,413	$128	$323,167	$(9,236)	$(99,138)	$33,815	$248,736

Ordinary shares issued for share based compensation	4,453,232	-		5,458	(663)	-	4,825
Share-based compensation	-	-	598	-	-	-	598
Foreign currency translation adjustment	-	-	-	-	-	(10,887)	(10,887)
Net income	-	-	-	-	149,647	-	149,647
Capital contribution from non-controlling interests	-	-	271	-	-	-	271
Capital contribution to Guangzhou Meizheng	-	-	(459)	-	-	-	(459)
Acquisition of non-controlling interests	-	-	(6,163)	-	-	-	(6,163)

Balance as of December 31, 2015	124,395,645	$128	317,414	(3,778)	49,876	22,928	386,568

Stock option exercised	1,234,134	-	-	1,427	(93)	-	1,334
Share-based compensation	-	-	773	-	-	-	773
Foreign currency translation adjustment	-	-	-	-	-	(23,220)	(23,220)
Net (loss)	-	-	-	-	(65,625)	-	(65,625)
Acquisition of equity interests from non-controlling shareholders	-	-	(34,570)	-	-	-	(34,570)
Capital contribution from non-controlling interests	-	-	3,477	-	-	-	3,477

Balance as of December 31, 2016	125,629,779	$128	$287,094	$(2,351)	$(15,842)	$(292)	$268,737

Share-based compensation	-	-	343	-	-	-	343
Foreign currency translation adjustment	-	-	-	-	-	35,743	35,743
Net (loss)	-	-	-	-	(156,476)	-	(156,476)
Acquisition of equity interests from non-controlling interests	-	-	(1,414)	-	-	-	(1,414)
Capital contribution from non-controlling interests	-	-	716	-	-	-	716

Balance as of December 31, 2017	125,629,779	$128	$286,739	$(2,351)	$(172,318)	$35,451	$147,649

Schedule of Parent's Condensed Statements of Cash Flows
	For the years ended December 31,
	2015	2016	2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$149,647	$(65,625)	$(156,476)
Investment loss (income) in subsidiaries	(151,717)	63,809	156,003
Share-based compensation	598	773	343

CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(813)	(2,456)	1,907
Accrued expenses and other current liabilities	169	(47)	3
Amount due to subsidiaries	(3,135)	483	(2,024)
Amount due from subsidiaries	(1,272)	1,536	194

Net cash (used in) operating activities	(6,523)	(1,527)	(50)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	4,826	1,334	-

Net cash provided by financing activities	4,826	1,334	-

Net increase (decrease) in cash	(1,697)	(193)	(50)
Cash, at beginning of year	2,029	332	139

Cash, at end of year	$332	$139	$89